Preferred stock (Tables)	12 Months Ended
Jan. 31, 2019
Preferred Stock [Abstract]
Schedule of preferred stock outstanding shares and amount

The number of outstanding shares and amount of preferred stock are as follows:

	January 31,
	2018		2019

	Shares	Amount	Shares	Amount
Senior redeemable convertible preferred stock (Senior A)	13,674,365	$57,022	13,674,365	$79,311
Senior redeemable convertible preferred stock (Senior B)	9,197,142	43,962	9,197,142	51,872

Senior Preferred	22,871,507	100,984	22,871,507	131,183
Junior convertible preferred stock	32,746,041	32,746	32,746,041	32,746
Redeemable preferred stock	42,560,530	42,561	42,560,530	42,561

Total	98,178,078	$176,291	98,178,078	$206,490